Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended		12 Months Ended
		Sep. 30, 2019		Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 475,033		¥ 529,048
Recorded investment not requiring an allowance for loan losses	[1]	153,091	[2]	117,084
Total	[1]	628,124		646,132
Unpaid principal balance		679,556		694,995
Related allowance	[3]	152,391		169,245
Average recorded investment		637,128		609,745
Interest income recognized	[4]	4,726		8,157
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	419,394		409,969
Recorded investment not requiring an allowance for loan losses	[1]	125,806	[2]	84,675
Total	[1]	545,200		494,644
Unpaid principal balance		583,017		530,011
Related allowance	[3]	121,191		121,900
Average recorded investment		519,922		496,186
Interest income recognized	[4]	3,328		6,639
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	100,021		103,039
Recorded investment not requiring an allowance for loan losses	[1]	49,279	[2]	5,605
Total	[1]	149,300		108,644
Unpaid principal balance		152,358		111,533
Related allowance	[3]	35,530		39,301
Average recorded investment		128,972		122,764
Interest income recognized	[4]	796		1,404
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	39,756		36,873
Recorded investment not requiring an allowance for loan losses	[1]	9,801	[2]	9,312
Total	[1]	49,557		46,185
Unpaid principal balance		56,503		51,158
Related allowance	[3]	8,491		4,661
Average recorded investment		47,871		42,224
Interest income recognized	[4]	279		487
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	72,044		64,021
Recorded investment not requiring an allowance for loan losses	[1]	9,148	[2]	9,552
Total	[1]	81,192		73,573
Unpaid principal balance		86,259		79,736
Related allowance	[3]	16,689		16,311
Average recorded investment		77,383		67,679
Interest income recognized	[4]	460		1,058
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	125,938		124,911
Recorded investment not requiring an allowance for loan losses	[1]	9,045	[2]	9,703
Total	[1]	134,983		134,614
Unpaid principal balance		151,913		147,665
Related allowance	[3]	43,339		38,763
Average recorded investment		134,798		130,860
Interest income recognized	[4]	850		1,814
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	20,272		28,297
Recorded investment not requiring an allowance for loan losses	[1]	2,457	[2]	2,909
Total	[1]	22,729		31,206
Unpaid principal balance		23,628		32,139
Related allowance	[3]	6,534		13,146
Average recorded investment		26,968		29,864
Interest income recognized	[4]	212		412
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	5,688		6,473
Recorded investment not requiring an allowance for loan losses	[1]	3,760	[2]	3,827
Total	[1]	9,448		10,300
Unpaid principal balance		9,447		10,300
Related allowance	[3]	1,001		1,327
Average recorded investment		9,874		10,671
Interest income recognized	[4]	51		109
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	15,323		8,867
Recorded investment not requiring an allowance for loan losses	[1]	273	[2]	87
Total	[1]	15,596		8,954
Unpaid principal balance		15,720		9,149
Related allowance	[3]	6,290		5,761
Average recorded investment		12,275		6,042
Interest income recognized	[4]	96		29
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	40,352		37,488
Recorded investment not requiring an allowance for loan losses	[1]	42,043	[2]	43,680
Total	[1]	82,395		81,168
Unpaid principal balance		87,189		88,331
Related allowance	[3]	3,317		2,630
Average recorded investment		81,781		86,082
Interest income recognized	[4]	584		1,326
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1],[5]	55,639		119,079
Recorded investment not requiring an allowance for loan losses	[1],[2],[5]	27,285		32,409
Total	[5]	82,924		151,488
Unpaid principal balance	[5]	96,539		164,984
Related allowance	[3],[5]	31,200		47,345
Average recorded investment	[5]	117,206		113,559
Interest income recognized	[4],[5]	¥ 1,398		¥ 1,518

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2019 and September 30, 2019 was ¥257,099 million and ¥250,121 million, respectively.
[4]	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[5]	The majority of total foreign consist of commercial and industrial loans.